Related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Related Party [Abstract]
Salaries, wages and benefits	€ 1,073	€ 1,306	€ 1,437
Share-based payments	1,723	2,066	1,068
Supervisory Board’s fees	70	70	70
Total compensation to related parties	€ 2,866	€ 3,442	€ 2,575